Convertible Notes and Warrants: Convertible Debt (Details) (USD $)	12 Months Ended				6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2014	Mar. 31, 2012	Sep. 30, 2014 Convertible Notes	Mar. 31, 2014 Convertible Notes	Mar. 31, 2013 Convertible Notes	Sep. 30, 2014 Other Liabilities	Mar. 31, 2014 Other Liabilities	Mar. 31, 2013 Other Liabilities
Convertible notes from shareholders	$ 1,262,441	$ 442,750	$ 0	$ 446,750			$ 933,748
Accrued interest	252,304	208,088	0	163,998
Conversion to common stock		(114,013)			(1,262,411)	(114,057)	0		0	0
Increase (Decrease) in Accrued Interest	$ 44,216	$ 44,090			$ 0	$ 0	$ 0	$ 0	$ 44,216